Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2020
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Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2020 and 2019.

	For the six months ended September 30,
	2020	2019
	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥316,382	¥249,415
Weighted average number of common stock in issue (in thousands of shares)	1,369,998	1,380,757

Basic earnings per share	¥230.94	¥180.64

Diluted:
Profit attributable to the common shareholders of the Company	¥316,382	¥249,415
Impact of dilutive potential ordinary shares issued by subsidiaries	—	(9)

Net profit used to determine diluted earnings per share	¥316,382	¥249,406

Weighted average number of common stock in issue (in thousands of shares)	1,369,998	1,380,757
Adjustments for stock options (in thousands of shares)	677	818

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,370,675	1,381,575

Diluted earnings per share	¥230.82	¥180.52